Stock Option Plan and Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average fair value of options granted			$ 10.5	$ 10.6
Aggregate intrinsic value of options exercised			$ 2,400	$ 300
Options Granted (in shares)			165,349	1,377,527
Share based compensation expense	$ 3,362	$ 851	$ 6,835	$ 5,174
Exercise of stock options	$ 1,090	148	$ 839	$ 854
2025 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Granted (in shares)	640,736		1,364,422	0
Exercise of stock options	$ 1,100		$ 800	$ 900
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense subject to future recognition	$ 1,900		$ 2,400	$ 4,200
Recognition period of stock-based compensation expense	1 year 6 months		1 year 7 months 6 days
Share based compensation expense	$ 600	$ 900	$ 500
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Granted (in shares)			1,435,849	2,666,664
Stock-based compensation expense subject to future recognition	$ 52,200		$ 38,000	$ 1,700
Recognition period of stock-based compensation expense	3 years 9 months 14 days		3 years 8 months 12 days
Share based compensation expense	$ 2,800		$ 700
Restricted Stock Units | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs vested			44,822